Equity	6 Months Ended
Jun. 30, 2020
Equity [Abstract]
EQUITY
NOTE 8 –	EQUITY

a.	On February 26, 2020, the Company completed a registered offering of ordinary shares pursuant to which certain investors purchased 1,000,000 ordinary shares at a price of $8 per share. Net proceeds of the offering were approximately $7,218 after deducting offering expenses. In conjunction with the offering, the Company issued to the placement agent warrants to purchase up to 70,000 ordinary shares at an exercise price of $10 per share, exercisable until the five-year anniversary of their date of issuance. The warrants were valued upon issuance at $331 using a Black-Scholes model with the following assumptions: estimated weighted average volatility 72%; weighted average risk-free interest rate of 1.14%; no dividend; and a weighted average contractual expected life of 5 years. The placement agent warrants were accounted for as additional issuance costs and classified under additional paid-in capital.

b.	On March 5, 2020, the Company completed a registered offering pursuant to which certain investors purchased 2,093,750 ordinary shares and 2,093,750 warrants to purchase ordinary shares at a combined offering price of $8.00 per ordinary share and associated warrant. Net proceeds of the offering were approximately $15,238 after deducting offering expenses. The investors’ warrants are immediately exercisable for 2,093,750 ordinary shares of common stock at $9 per share, and will remain exercisable until the two-year anniversary of their date of issuance.

The sale of ordinary shares and issuance of warrants qualified for equity treatment under GAAP. The respective values of the warrants and ordinary shares issued to investors were calculated using their relative fair values and classified under ordinary shares and additional paid-in capital.

The warrants were valued using a Black-Scholes model with the following assumptions: estimated weighted average volatility 68.24%; weighted average risk-free interest rate of 0.67%; no dividend; and a weighted average contractual expected life of 2 years. The value ascribed to the investors’ warrants was $3,723 and to the common stock $13,027.

In conjunction with the offerings, the Company also issued to the placement agent warrants to purchase up to 146,563 ordinary shares at an exercise price of $10 per share, such warrants have substantially the same terms as the investor warrants, except that the placement agent warrants are exercisable at a price of $10 per share. The placement agent warrants were valued at $232 using a Black-Scholes model with the same assumptions used to estimate the investors’ warrants. The placement agent warrants were accounted for as additional issuance costs and classified under additional paid-in capital.

c.	All warrants issued in February and March 2020 offerings described above may be exercisable on a “cashless” basis in certain circumstances, including while there is no effective registration statement registering the ordinary shares issuable upon exercise of the warrants until the expiry of the warrants. Such registration statement was declared effective by the SEC on June 21, 2019.

Holders of the Company’s warrants have no rights as an ordinary shareholder until such holders exercise their warrants and acquire the Company’s ordinary shares. All of the foregoing warrants remained outstanding at June 30, 2020.